Reinsurance Contract Assets Held - Summary (Details) - USD ($) $ in Millions	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022	Jan. 01, 2022
Reinsurance Contract Assets Held
Reinsurance contract assets held	$ 10,887.7		$ 9,691.5	$ 9,893.1
PAA
Reinsurance Contract Assets Held
Reinsurance contract assets held	9,856.3	$ 8,679.2	8,679.2	8,590.0
PAA | Life insurance and Run-off
Reinsurance Contract Assets Held
Reinsurance contract assets held	2.6	$ 5.0	5.0	$ 2.9
GMM
Reinsurance Contract Assets Held
Reinsurance contract assets held	1,031.4		1,012.3
GMM | Global Insurers and Reinsurers
Reinsurance Contract Assets Held
Reinsurance contract assets held	321.6		320.0
GMM | International Insurers and Reinsurers
Reinsurance Contract Assets Held
Reinsurance contract assets held	262.1		290.4
GMM | Life insurance and Run-off
Reinsurance Contract Assets Held
Reinsurance contract assets held	$ 447.7		$ 401.9